CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME/(LOSS) (unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income		$ 148	$ 151	$ 316	$ 235
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	(67)	20	(65)	(18)
Total of items to eventually recycle		(67)	20	(65)	(18)
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	49	(7)	120	15
Fair value adjustments on equity securities, net of taxes	[3]	0	0	1	0
Total of items never to be recycled		49	(7)	121	15
Total comprehensive income		$ 130	$ 164	$ 372	$ 232

[1]	Amounts are net of tax expense of $1 million for the three and six months ended June 30, 2022.
[2]	Amounts are net of tax expense of $13 million and tax benefit of $2 million for the three months ended June 30, 2022 and 2021, respectively. Amounts are net of tax expense of $29 million and $7 million for the six months ended June 30, 2022 and 2021, respectively.
[3]	Amounts are net of tax expense of $0.1 million and $0.3 million for the three and six months ended June 30, 2022, respectively.